Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
Note 23. Related Party Transactions
The Company made payments of $0.2 million, $0.2 million, and $0.3 million to Carbon Group Limited in respect to consultancy services provided by a director and shareholder of the Company for the years ended December 31, 2023, 2022 and 2021, respectively.
The Company recognized revenue of $0.7 million, $0.3 million and zero for the years ended December 31, 2023, 2022 and 2021, respectively from CFL Ventures, in which the Company has a minority interest.
In the year ended December 31, 2023, the Company granted 102,386 RSUs to four members of the board of directors, vesting between March 2024 and July 2024. In the year ended December 31, 2022, the Company granted 117,360 RSUs to three members of the board of directors, vesting between April 2023 and July 2023. In the year ended December 31, 2021, the Company granted 42,242 restricted shares to two members of the board of directors, vesting between April 2022 and April 2024.
The Company recognized compensation cost of $0.6 million, $0.5 million, and $0.2 million during the years ended December 31, 2023, 2022 and 2021, respectively, in general and administrative expense in the consolidated statements of operations for awards granted to independent members of the board of directors.
The Company extended a $4.1 million loan to one of its executives on September 7, 2018. The executive notes receivable carried a 2.5% annual interest rate and was a full-recourse loan. On April 20, 2021 upon the successful consummation of the Merger the Company made a catch-up
payment of $15.7 million related to certain executive’s holdings of the Company’s Incentive Securities (net of proceeds from repayment of certain employee loan).
The Company made payments of $9.7 million and $2.0 million to Oakvale Capital in respect to success fees relating to the Merger and acquisition of Second Spectrum, respectively, for the year ended December 31, 2021. A director of the Company is a founder and managing partner of Oakvale Capital.
On September 7, 2018, during September and December of 2019, the Company issued investor loan notes to Apax and other shareholders. On December 8, 2020, certain investment funds affiliated with Apax entered into a Related Party Loan agreement with a subsidiary of the Company. The Company repaid the investor loan notes and the Related Party Loan in full upon the consummation of the Merger.